Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Schedule of components of other assets

Components of other assets were as follows:

(dollars in millions)
December 31,	2015	2014

Fixed assets, net (a)	$179	$91
Deferred tax asset	120	—
Ceded insurance reserves	107	22
Other investments (b)	92	104
Prepaid expenses and deferred charges (c)	59	26
Current tax receivable (d)	20	103
Escrow advance receivable	11	8
Cost basis investments	11	—
Real estate owned	8	13
Receivables related to sales of real estate loans and related trust assets (e)	5	79
Other	26	18
Total	$638	$464

(a)	Fixed assets were net of accumulated depreciation of $190 million at December 31, 2015 and $170 million at December 31, 2014.

(b)	Other investments primarily include commercial mortgage loans, receivables related to investments, and accrued investment income.

(c)	As a result of our early adoption of ASU 2015-03, we reclassified $29 million of debt issuance costs from other assets to long-term debt as of December 31, 2014.

(d)	Current tax receivable includes current federal, foreign, and state tax assets.

(e)	Receivables related to sales of real estate loans and related trust assets includes $5 million and $64 million, respectively, of holdback provisions as of December 31, 2015 and 2014.